Provisions (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Provisions

Provisions consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Current
Product warranty	US$	994.5	Rs.	64,815.0	Rs.	46,706.4
Legal and product liability		168.8		10,999.2		8,809.6
Provision for residual risk		9.5		622.0		548.0
Provision for environmental liability		15.0		978.8		965.8
Employee related and other provisions		30.7		2,003.5		1,052.9	*

Total-Current	US$	1,218.5	Rs.	79,418.5	Rs.	58,082.7

Non-current
Employee benefits obligations	US$	113.2	Rs.	7,380.0	Rs.	7,329.7
Product warranty		1,450.3		94,521.6		73,592.6
Legal and product liability		33.7		2,199.5		3,845.2
Provision for residual risk		39.1		2,547.6		2,190.7
Provision for environmental liability		23.0		1,500.5		1,780.0
Other provisions		20.7		1,344.1		1,286.9

Total-Non-current	US$	1,680.0	Rs.	109,493.3	Rs.	90,025.1

* Includes provision towards employee claims in foreign subsidiaries.

	Year ended March 31,
	2018		2018		2018		2018
	Product Warranty				Legal and product Liability
	(In millions)
Balance at the beginning	US$	1,845.8	Rs.	120,299.0	US$	194.2	Rs.	12,654.8
Provision made during the year		1,309.4		85,338.8		32.1		2,091.3
Provision used during the year		(1,011.2)		(65,905.9)		(48.6)		(3,161.3)
Impact of discounting		23.3		1,521.3		—		—
Impact of foreign exchange translation		278.2		18,130.3		24.8		1,613.9
Liability for assets classified as held for sale		(0.7)		(46.9)		—		—

Balance at the end	US$	2,444.8	Rs.	159,336.6 *	US$	202.5	Rs.	13,198.7

Current	US$	994.5	Rs.	64,815.0	US$	168.8	Rs.	10,999.2
Non-current	US$	1,450.3	Rs.	94,521.6	US$	33.7	Rs.	2,199.5

* Provision includes estimated recovery from suppliers Rs. 17,451.2 million.

	Year ended March 31,
	2018		2018		2018		2018
	Provision for residual risk				Provision for environmental liability
	(In millions)
Balance at the beginning	US$	42.0	Rs.	2,738.7	US$	42.1	Rs.	2,745.8
Provision made during the year		6.8		441.0		(2.3)		(147.9)
Provision used during the year		(3.2)		(211.1)		(7.0)		(456.4)
Impact of foreign exchange translation		3.0		201.0		5.2		337.8

Balance at the end	US$	48.6	Rs.	3,169.6	US$	38.0	Rs.	2,479.3

Current	US$	9.5	Rs.	622.0	US$	15.0	Rs.	978.8
Non-current	US$	39.1	Rs.	2,547.6	US$	23.0	Rs.	1,500.5